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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:    11/30/2005

Date of reporting period:    8/31/2005

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (unaudited)
                                                                 August 31, 2005
--------------------------------------------------------------------------------

    Shares                                                         Market Value
-------------                                                     --------------
                 DOMESTIC COMMON STOCKS - 48.37%

                 DIVERSIFIED HOLDING COMPANY - 26.54%
        2,261       Berkshire Hathaway, Inc. Class A*              $ 188,002,150
       12,100       Berkshire Hathaway, Inc. Class B*                 33,589,600
    2,611,037       Leucadia National Corp.                          106,321,427
                                                                  --------------
                                                                     327,913,177
                                                                  --------------

                 HOME FURNISHINGS - 1.06%
      405,600       Ethan Allen Interiors, Inc.                       13,068,432
                                                                  --------------

                 INSURANCE BROKERS - 1.55%
      681,700       Marsh & McLennan Cos., Inc.                       19,121,685
                                                                  --------------

                 MORTGAGE LOANS AND BANKING - 1.78%
      652,500       Countrywide Financial Corp.                       22,047,975
                                                                  --------------

                 NEWSPAPERS: PUBLISHING AND PRINTING - 0.11%
       35,724       Daily Journal Corp. *                              1,391,450
                                                                  --------------

                 OIL AND GAS INTEGRATED - 0.58%
      120,000       Exxon Mobil Corp.                                  7,188,000
                                                                  --------------

                 PROPERTY AND CASUALTY INSURANCE - 1.46%
      306,800       Mercury General Corp.                             18,018,364
                                                                  --------------

                 REAL ESTATE OPERATIONS - 0.48%
      103,768       Homefed Corp.                                      5,966,660
                                                                  --------------

                 RETAIL: MAJOR DEPARTMENT STORE - 1.32%
      120,000       Sears Holding Corp. *                             16,303,200
                                                                  --------------

                 SATELLITE - 6.15%
    2,538,406       EchoStar Communications Corp.                     75,974,491
                                                                  --------------

                 TELEPHONE - 7.34%
    1,789,300       IDT Corp. *                                       23,672,439
    1,145,600       MCI, Inc.                                         29,373,184
    1,335,486       USA Mobility, Inc. *                              37,620,641
                                                                  --------------
                                                                      90,666,264
                                                                  --------------
TOTAL DOMESTIC COMMON STOCKS (COST $568,460,631)                     597,659,698
                                                                  --------------

                 FOREIGN COMMON STOCKS - 16.97%

                 BELGIUM- 0.20%
                       DIVERSIFIED HOLDING COMPANY - 0.20%
      100,000       RHJ International *                                2,463,426
                                                                  --------------

                 BERMUDA - 0.37%
                     PROPERTY AND CASUALTY INSURANCE - 0.37%
        7,000       White Mountains Insurance Group Ltd.          $    4,619,300
                                                                  --------------

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (unaudited)
                                                                 August 31, 2005
--------------------------------------------------------------------------------

    Shares                                                         Market Value
-------------                                                     --------------
                 CANADA - 14.14%
                    OIL AND GAS EXPLORATION - 14.14%
    2,137,400       Canadian Natural Resources Ltd.               $  105,309,698
    2,399,800       Penn West Energy Trust                            69,331,151
                                                                  --------------
                                                                     174,640,849
                                                                  --------------

                 SOUTH KOREA - 1.27%
                    STEEL PRODUCTION - 1.27%
      300,000       POSCO ADR                                         15,675,000
                                                                  --------------

                 UNITED KINGDOM - 0.99%
                    INVESTMENT TRUST - 0.99%
    4,076,876       JZ Equity Partners PLC                            12,266,655
                                                                  --------------

TOTAL FOREIGN COMMON STOCKS (COST $137,249,237)                      209,665,230
                                                                  --------------

                 MISCELLANEOUS INVESTMENTS - 4.72% (a)

TOTAL MISCELLANEOUS INVESTMENTS (COST $59,679,299)                    58,381,965
                                                                  --------------

  Principal
-------------
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.57%
   30,000,000       T-Bill 2.61%(b), 09/08/2005                       29,982,890
   20,000,000       T-Bill 2.73%(b), 09/15/2005                       19,977,639
   15,000,000       T-Bill 2.97%(b), 09/22/2005                       14,973,225
   15,000,000       T-Bill 3.02%(b), 09/29/2005                       14,964,184
   15,000,000       T-Bill 3.04%(b), 10/06/2005                       14,955,156
   15,000,000       T-Bill 3.12%(b), 10/13/2005                       14,945,137
   20,000,000       T-Bill 3.11%(b), 10/20/2005                       19,915,203
   25,000,000       T-Bill 3.26%(b), 10/27/2005                       24,873,514
   25,000,000       T-Bill 3.37%(b), 11/03/2005                       24,855,225
   25,000,000       T-Bill 3.44%(b), 11/10/2005                       24,837,900
   25,000,000       T-Bill 3.43%(b), 11/17/2005                       24,820,675
   30,000,000       T-Bill 3.46%(b), 11/25/2005                       29,760,720
   40,000,000       T-Bill 3.46%(b), 12/01/2005                       39,657,440
   30,000,000       T-Bill 3.53%(b), 12/08/2005                       29,723,310
                                                                  --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $328,219,775)     328,242,218
                                                                  --------------

   Shares
-------------
                 MONEY MARKET FUNDS - 2.50%
   30,859,961       UMB Money Market, 1.91%(b)                        30,859,961
                                                                  --------------
TOTAL MONEY MARKET FUNDS (COST $30,859,961)                           30,859,961
                                                                  --------------

TOTAL INVESTMENTS  (COST $1,124,468,903) - 99.13%                  1,224,809,072
                                                                  --------------

                 OTHER ASSETS LESS LIABILITIES, NET - 0.87%           10,690,624
                                                                  --------------

NET ASSETS - 100.00%                                              $1,235,499,696
                                                                  ==============

*     Non-income producing securities.
(a) Represents previously undisclosed securities which the Fund has held for less than one year.
(b)   Rates shown are the effective yield as of August 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.


By  /s/ Bruce Berkowitz
    --------------------------
    Bruce Berkowitz, President

Date: October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Bruce Berkowitz
    --------------------------
    Bruce Berkowitz, President

Date: October 27, 2005


By  /s/ Keith Trauner
    --------------------------
    Keith Trauner, Treasurer

Date: October 27, 2005